Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 16, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds		$ 63,804,000
Proceeds after redeemptions		$ 242,423,000
Description of shareholder redemption		See Notes 3 and 7 below regarding an aggregate of approximately $249,531,000 of shareholder redemptions including approximately $242,423,000 of shareholder redemptions (23,182,481 shares) paid from the Trust Account in May 2020, and approximately $7,108,000 of shareholder redemptions (694,820 shares) paid from the Trust Account in October 2019, in connection with the Extension Amendments, defined below, that extends the date to complete a Business Combination by November 20, 2020, the Extended Date.
Interest to pay taxes		$ 750,000
Funds held in trust account, description		(i) the completion of the initial Business Combination; or (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance and timing or the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination by the Extended Date or (iii) the redemption of 100% of the shares of Class A common stock included in the Units sold in the Public Offering if the Company is unable to complete a Business Combination by the Extended Date (subject to the requirements of law). See Notes 2 and 3 below regarding the Extension Amendments that extend the date to complete a business combination and certain shareholder redemptions paid from the Trust Account as described therein. The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Amendment discussed in Notes 2 and 3.	other than the withdrawal of interest to pay taxes and up to $750,000 per year for working capital purposes, if any, none of the funds held in trust may be released until the earlier of: (i) the completion of the initial Business Combination; or (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance and timing or the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination by the Outside Extended Date or (iii) the redemption of 100% of the shares of Class A common stock included in the Units sold in the Public Offering if the Company is unable to complete a Business Combination by the Outside Extended Date (subject to the requirements of law). See Note 2 below regarding the Extension Amendment that extends the date to complete a business combination and certain shareholder redemptions paid from the Trust Account as described therein. The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Amendment discussed in Note 2.
Definitive agreement, description		(i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders holding Class A common stock may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and up to $750,000 per year which may be, and has been, released for working capital purposes, or (ii) provide stockholders holding Class A common stock with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable and up to $750,000 per year which may have been released for working capital.	The Company, after signing a definitive agreement for an initial Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which public stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and up to $750,000 per year which may be, and has been, released for working capital purposes, or (ii) provide public stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable and up to $750,000 per year which may have been released for working capital.
Net tangible assets		$ 5,000,001
Taxes payable		750,000
Working capital		750,000	$ 750,000	$ 750,000
Business combination, percentage			80.00%
Net tangible assets requirements, description			However, in no event will the Company redeem its public shares of Class A common stock in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of the Business Combination.
Amount held in trust account but less tax payable			$ 750,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds amount	$ 300,000,000	300,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds amount	$ 8,750,000	$ 8,750,000
Definitive agreement, description		The Company only had 24 months from the closing date of the Public Offering to complete its initial Business Combination. However, as discussed further in Note 3 below, on October 22, 2019, the shareholders of the Company approved the extension of time to complete the Business Combination from November 21, 2019 to December 21, 2019 and thereafter at the Company’s option or upon the Sellers request up to five times initially to January 21, 2020 and thereafter by up to four additional 30-day periods ending on May 20, 2020. The Company has currently exercised all five extension options, (i) from December 21, 2019 to January 21, 2020, (ii) from January 21, 2020 to February 20, 2020, (iii) from February 20, 2020 to March 21, 2020, (iv) from March 21, 2020 to April 20, 2020 and (v) from April 20, 2020 to May 20, 2020. On April 21, 2020, the Company filed a definitive proxy on Schedule 14A related to a further extension of the Extended Date to November 20, 2020 (the “Second Extension”). Thereafter, on May 18, 2020, the shareholders of the Company approved an extension of time to complete the Business Combination from May 20, 2020 to November 20, 2020 (the “Extended Date”). If the Company does not complete a Business Combination within this extended period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and up to $750,000 per year which may be, and has been, released for working capital (less up to $50,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholder has entered into a letter agreement with the Company, pursuant to which it has waived its right to participate in any redemption with respect to its initial shares; however, if the initial stockholder or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock after the Public Offering, they will be entitled to a pro rata share of the Trust Account, with respect to such public shares, upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.
Public Offering And Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash deposited into trust account		$ 300,000,000	300,000,000
Shareholder redemptions			$ 7,108,000
Shareholder redemptions (in Shares)			694,820
Amount held in trust account but less tax payable			$ 750,000